Related Party Transactions and Balances - Schedule of Collection of Advances from Related Parties (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Collection of Advances from Related Parties [Line Items]
Advances	$ (2,261,306)
Collection of advances	51,003
Ying Tian [Member]
Schedule of Collection of Advances from Related Parties [Line Items]
Advances	(1,085,423)
Collection of advances
Skinist Shanghai [Member]
Schedule of Collection of Advances from Related Parties [Line Items]
Advances	(971,016)
Collection of advances	51,003
Yanyan Global [Member]
Schedule of Collection of Advances from Related Parties [Line Items]
Advances	(204,867)
Collection of advances